Schedule of Investments (unaudited)
July 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.3%
General Electric Co., 4.90%, 05/05/26, (3-mo. CME Term SOFR + 0.642%)(a)	$31,301	$31,339,708
Agriculture — 0.2%
Cargill Inc., 4.95%, 02/11/28, (1-day SOFR + 0.610%)(a)(b)(c)	11,650	11,648,341
Philip Morris International Inc., 5.18%, 04/28/28, (1-day SOFR + 0.830%)(a)(c)	10,900	10,954,800
		22,603,141
Auto Manufacturers — 9.1%
American Honda Finance Corp.
4.84%, 10/10/25, (1-day SOFR + 0.500%)(a)	8,660	8,662,908
4.84%, 01/12/26, (1-day SOFR + 0.500%)(a)(c)	3,587	3,588,376
4.89%, 05/11/26, (1-day SOFR + 0.550%)(a)	100	100,128
4.89%, 05/21/26, (1-day SOFR + 0.550%)(a)	200	200,291
4.97%, 12/11/26, (1-day SOFR + 0.620%)(a)	24,400	24,407,419
5.05%, 01/09/26, (1-day SOFR + 0.710%)(a)(c)	21,067	21,085,295
5.05%, 07/09/27, (1-day SOFR + 0.710%)(a)(c)	11,598	11,587,720
5.06%, 10/22/27, (1-day SOFR + 0.720%)(a)(c)	12,527	12,507,463
5.07%, 10/05/26, (1-day SOFR Index + 0.720%)(a)	16,538	16,540,723
5.09%, 01/15/27, (1-day SOFR + 0.750%)(a)	400	401,261
5.12%, 03/12/27, (1-day SOFR + 0.770%)(a)	13,686	13,686,533
5.17%, 03/03/28, (1-day SOFR + 0.820%)(a)(c)	15,688	15,695,902
5.21%, 07/09/27, (1-day SOFR + 0.870%)(a)	12,425	12,466,760
5.26%, 01/12/26, (1-day SOFR + 0.920%)(a)(c)	13,321	13,348,082
BMW U.S. Capital LLC
4.90%, 04/02/26, (1-day SOFR Index + 0.550%)(a)(b)(c)	28,342	28,362,350
4.96%, 08/11/25, (1-day SOFR Index + 0.620%)(a)(b)	25,484	25,486,857
5.13%, 03/19/27, (1-day SOFR Index + 1.400%)(a)(b)(c)	21,925	21,925,707
5.14%, 08/13/26, (1-day SOFR Index + 0.800%)(a)(b)	22,545	22,603,469
5.26%, 08/13/27, (1-day SOFR Index + 0.920%)(a)(b)	11,327	11,350,217
5.27%, 03/21/28, (1-day SOFR Index + 0.920%)(a)(b)(c)	22,875	22,925,563
Daimler Truck Finance North America LLC
5.18%, 01/13/28, (1-day SOFR + 0.840%)(a)(b)(c)	10,700	10,681,746
5.31%, 09/25/27, (1-day SOFR + 0.960%)(a)(b)(c)	14,425	14,444,336
Ford Motor Credit Co. LLC
5.79%, 11/05/26, (1-day SOFR + 1.450%)(a)	13,430	13,377,378
6.38%, 03/20/28, (1-day SOFR + 2.030%)(a)	11,275	11,250,501
General Motors Financial Co. Inc.
5.38%, 02/26/27, (1-day SOFR + 1.040%)(a)(c)	5,028	5,026,191
5.39%, 07/15/27, (1-day SOFR Index + 1.050%)(a)	13,135	13,090,026
5.52%, 04/04/28, (1-day SOFR Index + 1.170%)(a)(c)	8,884	8,853,226
5.64%, 01/07/30, (1-day SOFR + 1.290%)(a)(c)	10,741	10,610,177
5.69%, 05/08/27, (1-day SOFR Index + 1.350%)(a)(c)	14,161	14,210,132
Hyundai Capital America
5.27%, 01/07/28, (1-day SOFR + 0.920%)(a)(b)	10,366	10,341,471
5.34%, 03/25/27, (1-day SOFR + 0.990%)(a)(b)	15,400	15,423,946
Security	Par (000)	Value
Auto Manufacturers (continued)
5.38%, 09/24/27, (1-day SOFR + 1.030%)(a)(b)	$18,082	$18,096,528
5.39%, 03/19/27, (1-day SOFR + 1.040%)(a)(b)(c)	16,226	16,269,833
5.39%, 06/24/27, (1-day SOFR + 1.040%)(a)(b)	27,249	27,290,088
5.47%, 06/23/27, (1-day SOFR + 1.120%)(a)(b)(c)	12,700	12,747,641
5.49%, 08/04/25, (1-day SOFR + 1.150%)(a)(b)	5,000	5,000,000
5.66%, 11/03/25, (1-day SOFR + 1.320%)(a)(b)	10,665	10,685,841
5.70%, 03/27/30, (1-day SOFR + 1.350%)(a)(b)	15,750	15,829,062
5.84%, 01/08/27, (1-day SOFR + 1.500%)(a)(b)	15,262	15,406,987
Mercedes-Benz Finance North America LLC
4.98%, 07/31/26, (1-day SOFR + 0.630%)(a)(b)(c)	22,388	22,405,342
5.02%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)	29,705	29,721,654
5.13%, 04/01/27, (1-day SOFR + 0.780%)(a)(b)(c)	22,800	22,796,603
5.19%, 11/15/27, (1-day SOFR + 0.850%)(a)(b)(c)	16,150	16,140,522
5.28%, 03/31/28, (1-day SOFR + 0.930%)(a)(b)(c)	16,175	16,151,353
Toyota Motor Credit Corp.
4.79%, 04/10/26, (1-day SOFR Index + 0.450%)(a)	900	900,649
4.79%, 05/15/26, (1-day SOFR + 0.450%)(a)	24,016	24,041,246
4.82%, 01/08/27, (1-day SOFR + 0.470%)(a)(c)	14,112	14,113,916
5.00%, 01/05/26, (1-day SOFR + 0.650%)(a)(c)	20,134	20,170,934
5.00%, 03/19/27, (1-day SOFR + 0.650%)(a)(c)	23,707	23,767,180
5.05%, 05/14/27, (1-day SOFR + 0.710%)(a)(c)	20,300	20,354,442
5.11%, 08/07/26, (1-day SOFR + 0.770%)(a)	29,850	29,980,689
5.23%, 05/18/26, (1-day SOFR Index + 0.890%)(a)	12,270	12,321,039
Volkswagen Group of America Finance LLC
5.18%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)	6,690	6,698,476
5.40%, 08/14/26, (1-day SOFR + 1.060%)(a)(b)	21,807	21,870,555
5.41%, 03/25/27, (1-day SOFR + 1.060%)(a)(b)	11,875	11,888,460
		828,891,194
Auto Parts & Equipment — 0.1%
LG Energy Solution Ltd., 6.05%, 04/02/30(a)(d)	9,500	9,626,166
Banks — 44.8%
ABN AMRO Bank NV
5.10%, 07/07/28, (1-day SOFR Index + 0.750%)(a)(b)	6,700	6,711,462
5.35%, 12/03/28, (1-day SOFR Index + 1.000%)(a)(b)	15,830	15,846,868
6.13%, 09/18/27, (1-day SOFR Index + 1.780%)(a)(b)	22,525	22,792,601
Australia & New Zealand Banking Group Ltd.
4.84%, 12/16/26, (1-day SOFR + 0.470%)(a)(b)	14,640	14,652,978
4.93%, 03/18/26, (1-day SOFR + 0.560%)(a)(b)(c)	28,765	28,801,153
4.99%, 06/18/28, (1-day SOFR + 0.620%)(a)(b)(c)	15,800	15,838,313
5.02%, 10/03/25, (1-day SOFR + 0.640%)(a)(b)	28,920	28,940,221
5.03%, 09/30/27, (1-day SOFR + 0.650%)(a)(b)(c)	23,165	23,244,631
5.06%, 07/16/27, (1-day SOFR + 0.680%)(a)(b)(c)	43,590	43,789,481
5.19%, 01/18/27, (1-day SOFR + 0.810%)(a)(b)(c)	30,225	30,398,063
5.22%, 12/16/29, (1-day SOFR + 0.850%)(a)(b)(c)	26,050	26,292,364

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA
5.46%, 07/15/28, (1-day SOFR + 1.120%)(a)	$32,615	$32,875,330
5.73%, 03/14/28, (1-day SOFR + 1.380%)(a)(c)	17,153	17,255,801
Bank of America Corp.
5.31%, 07/22/27, (1-day SOFR + 0.970%)(a)	21,216	21,306,428
5.34%, 09/15/26, (3-mo. CME Term SOFR + 1.022%)(a)	14,564	14,572,182
5.39%, 02/04/28, (1-day SOFR + 1.050%)(a)	19,045	19,215,808
5.45%, 05/09/29, (1-day SOFR + 1.110%)(a)	18,300	18,426,044
5.70%, 09/15/27, (1-day SOFR + 1.350%)(a)	10,846	10,936,993
Series frn, 5.18%, 01/24/29, (1-day SOFR + 0.830%)(a)	31,580	31,602,052
Bank of America NA, 5.36%, 08/18/26, (1-day SOFR + 1.020%)(a)	28,405	28,610,178
Bank of Montreal
4.97%, 09/15/26, (1-day SOFR Index + 0.620%)(a)(c)	11,832	11,855,548
5.11%, 06/04/27, (1-day SOFR Index + 0.760%)(a)(c)	14,047	14,120,901
5.21%, 01/27/29, (1-day SOFR + 0.860%)(a)(c)	10,400	10,393,671
5.23%, 09/10/27, (1-day SOFR Index + 0.880%)(a)	28,450	28,545,121
5.51%, 12/11/26, (1-day SOFR Index + 1.160%)(a)	13,475	13,597,157
5.68%, 06/05/26, (1-day SOFR Index + 1.330%)(a)(c)	17,309	17,452,032
Bank of New York Mellon (The), 5.05%, 04/20/27, (1-day SOFR Index + 0.710%)(a)	2,125	2,129,615
Bank of New York Mellon Corp. (The)
5.03%, 06/09/28, (1-day SOFR Index + 0.680%)(a)	10,000	10,024,444
5.17%, 07/21/28, (1-day SOFR Index + 0.830%)(a)	12,721	12,769,622
Bank of New Zealand, 5.19%, 01/27/27, (1-day SOFR + 0.810%)(a)(b)	14,485	14,533,389
Bank of Nova Scotia (The)
4.89%, 03/02/26, (1-day SOFR Index + 0.545%)(a)(c)	14,679	14,696,006
4.96%, 09/15/26, (1-day SOFR + 0.610%)(a)(c)	9,234	9,251,634
5.13%, 06/04/27, (1-day SOFR Index + 0.780%)(a)(c)	21,887	21,982,815
5.23%, 02/14/29, (1-day SOFR + 0.890%)(a)(c)	13,600	13,612,594
5.35%, 09/08/28, (1-day SOFR + 1.000%)(a)(c)	7,512	7,549,596
5.42%, 08/01/29, (1-day SOFR Index + 1.080%)(a)	15,500	15,555,320
Banque Federative du Credit Mutuel SA
5.33%, 10/16/28, (1-day SOFR + 0.990%)(a)(b)	16,150	16,201,205
5.41%, 02/16/28, (1-day SOFR Index + 1.070%)(a)(b)(c)	12,960	13,035,707
5.47%, 01/23/27, (1-day SOFR + 1.130%)(a)(b)(c)	15,032	15,128,252
5.57%, 01/22/30, (1-day SOFR Index + 1.230%)(a)(b)(c)	10,485	10,536,218
5.74%, 07/13/26, (1-day SOFR Index + 0.390%)(a)(b)	16,375	16,525,547
Barclays PLC
5.84%, 03/12/28, (1-day SOFR + 1.490%)(a)	19,650	19,848,186
6.23%, 09/13/27, (1-day SOFR + 1.880%)(a)(c)	12,740	12,908,120
BNP Paribas SA, 5.79%, 05/09/29, (1-day SOFR + 1.430%)(a)(b)	10,200	10,307,381
Security	Par (000)	Value
Banks (continued)
BPCE SA
5.31%, 09/25/25, (1-day SOFR + 0.960%)(a)(b)	$17,260	$17,276,141
6.32%, 10/19/27, (1-day SOFR Index + 1.980%)(a)(b)(c)	11,981	12,159,065
Canadian Imperial Bank of Commerce
5.06%, 01/13/28, (1-day SOFR + 0.720%)(a)(c)	18,227	18,244,354
5.28%, 09/11/27, (1-day SOFR Index + 0.930%)(a)(c)	16,725	16,788,738
5.29%, 06/28/27, (1-day SOFR + 0.940%)(a)	15,055	15,161,668
5.38%, 03/30/29, (1-day SOFR + 1.030%)(a)(c)	11,175	11,218,397
5.57%, 10/02/26, (1-day SOFR + 1.220%)(a)(c)	21,295	21,479,567
Citibank N.A.
5.05%, 11/19/27, (1-day SOFR + 0.712%)(a)(c)	25,955	25,987,003
5.13%, 05/29/27, (1-day SOFR + 0.781%)(a)	29,100	29,236,798
5.46%, 05/29/30, (1-day SOFR + 1.117%)(a)	17,200	17,394,078
Citibank NA
4.93%, 04/30/26, (1-day SOFR Index + 0.590%)(a)	24,495	24,527,418
5.05%, 08/06/26, (1-day SOFR + 0.708%)(a)	33,255	33,365,615
5.16%, 09/29/25, (1-day SOFR + 0.805%)(a)	31,735	31,746,804
5.41%, 12/04/26, (1-day SOFR Index + 1.060%)(a)	21,410	21,552,029
Citigroup Inc.
5.12%, 06/09/27, (1-day SOFR + 0.770%)(a)	23,085	23,111,187
5.22%, 03/04/29, (1-day SOFR + 0.870%)(a)(c)	26,125	26,148,905
5.48%, 05/07/28, (1-day SOFR + 1.143%)(a)	12,400	12,502,011
5.62%, 02/24/28, (1-day SOFR + 1.280%)(a)(c)	21,745	21,940,379
Commonwealth Bank of Australia
4.82%, 11/27/26, (1-day SOFR + 0.460%)(a)(b)	24,350	24,379,697
4.89%, 06/15/26, (1-day SOFR + 0.520%)(a)(b)(c)	21,881	21,906,262
5.01%, 03/14/28, (1-day SOFR + 0.640%)(a)(b)(c)	23,275	23,369,356
5.12%, 03/13/26, (1-day SOFR + 0.750%)(a)(b)	14,655	14,683,948
5.18%, 03/14/30, (1-day SOFR + 0.810%)(a)(b)(c)	48,525	48,846,415
5.34%, 03/14/27, (1-day SOFR + 0.970%)(a)(b)(c)	8,425	8,484,087
Cooperatieve Rabobank UA/New York
5.05%, 01/09/26, (1-day SOFR Index + 0.710%)(a)(c)	15,300	15,322,607
5.06%, 03/05/27, (1-day SOFR Index + 0.710%)(a)	28,080	28,204,730
5.25%, 10/05/26, (1-day SOFR Index + 0.900%)(a)(c)	20,972	21,100,588
Cooperatieve Rabobank UA/NY
4.94%, 01/21/28, (1-day SOFR + 0.600%)(a)	18,680	18,694,159
4.97%, 08/28/26, (1-day SOFR Index + 0.620%)(a)(c)	18,800	18,859,129
5.23%, 10/17/29, (1-day SOFR Index + 0.890%)(a)	16,920	16,992,310
Series ., 4.93%, 05/27/27, (1-day SOFR + 0.590%)(a)(c)	12,550	12,575,400
Credit Agricole SA
5.22%, 03/11/27, (1-day SOFR + 0.870%)(a)(b)(c)	15,820	15,865,091
5.47%, 01/09/29, (1-day SOFR + 1.130%)(a)(b)	14,130	14,170,218
5.56%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)(c)	20,735	20,844,874
5.64%, 07/05/26, (1-day SOFR + 1.290%)(a)(b)	18,025	18,149,210
DBS Group Holdings Ltd.
4.97%, 09/12/25, (1-day SOFR + 0.610%)(a)(b)(c)	1,050	1,050,225

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.97%, 03/21/28, (1-day SOFR + 0.600%)(a)(b)	$31,035	$31,137,215
5.02%, 03/21/30, (1-day SOFR + 0.650%)(a)(b)(c)	15,800	15,825,123
Deutsche Bank AG/New York
5.55%, 01/10/29, (1-day SOFR + 1.210%)(a)	16,365	16,422,819
5.56%, 11/16/27, (1-day SOFR + 1.219%)(a)(c)	10,059	10,080,050
Federation des Caisses Desjardins du Quebec, 4.98%, 01/27/27, (1-day SOFR + 0.630%)(a)(b)(c)	3,100	3,100,417
Fifth Third Bank N.A., 5.16%, 01/28/28, (1-day SOFR + 0.810%)(a)(c)	12,180	12,195,099
Goldman Sachs Bank USA/New York
5.09%, 05/21/27, (1-day SOFR + 0.750%)(a)	24,300	24,357,257
5.12%, 03/18/27, (1-day SOFR + 0.770%)(a)	15,965	15,998,385
Goldman Sachs Group Inc. (The)
5.14%, 12/09/26, (1-day SOFR + 0.790%)(a)	11,227	11,238,741
5.16%, 03/09/27, (1-day SOFR + 0.810%)(a)	22,006	22,047,117
5.17%, 09/10/27, (1-day SOFR + 0.820%)(a)	16,288	16,316,175
5.26%, 10/21/27, (1-day SOFR + 0.920%)(a)	16,895	16,964,866
5.40%, 08/10/26, (1-day SOFR + 1.065%)(a)	22,770	22,774,001
5.46%, 02/24/28, (1-day SOFR + 1.120%)(a)	16,242	16,334,299
5.63%, 04/23/28, (1-day SOFR + 1.290%)(a)	11,475	11,568,964
6.20%, 03/15/28, (1-day SOFR + 1.850%)(a)(c)	14,020	14,257,381
6.33%, 10/28/27, (3-mo. CME Term SOFR + 2.012%)(a)	39,272	39,961,295
HSBC Holdings PLC
5.38%, 11/19/28, (1-day SOFR + 1.040%)(a)(c)	12,771	12,794,613
5.38%, 03/03/29, (1-day SOFR + 1.030%)(a)	15,815	15,835,594
5.63%, 11/19/30, (1-day SOFR + 1.290%)(a)(c)	9,710	9,732,858
5.91%, 08/14/27, (1-day SOFR + 1.570%)(a)(c)	27,415	27,685,628
5.97%, 09/12/26, (3-mo. CME Term SOFR + 1.642%)(a)	30,858	30,899,018
HSBC USA Inc.
5.31%, 03/04/27, (1-day SOFR + 0.960%)(a)	22,075	22,209,408
5.32%, 06/03/28, (1-day SOFR + 0.970%)(a)	7,100	7,152,774
Huntington National Bank (The), 5.06%, 04/12/28, (1-day SOFR + 0.720%)(a)(c)	18,175	18,161,841
ING Groep NV
5.36%, 04/01/27, (1-day SOFR Index + 1.010%)(a)(c)	19,390	19,448,895
5.36%, 03/25/29, (1-day SOFR Index + 1.010%)(a)	17,650	17,721,820
5.91%, 09/11/27, (1-day SOFR Index + 1.560%)(a)	23,420	23,641,801
JPMorgan Chase & Co.
5.12%, 09/22/27, (1-day SOFR + 0.765%)(a)	16,793	16,824,961
5.20%, 10/22/28, (1-day SOFR + 0.860%)(a)(c)	17,122	17,192,571
5.23%, 04/22/27, (1-day SOFR + 0.885%)(a)	26,867	26,936,226
5.26%, 04/22/28, (1-day SOFR + 0.920%)(a)	29,743	29,886,299
5.27%, 07/22/28, (1-day SOFR + 0.930%)(a)(c)	25,845	25,962,291
5.52%, 02/24/28, (1-day SOFR + 1.180%)(a)	23,935	24,178,326
5.54%, 01/23/28, (1-day SOFR + 1.200%)(a)	23,096	23,289,616
Series FRN, 5.14%, 01/24/29, (1-day SOFR + 0.800%)(a)	26,498	26,513,625
JPMorgan Chase Bank N.A., 4.97%, 04/29/26, (1-day SOFR + 0.620%)(a)(c)	3,405	3,414,556
JPMorgan Chase Bank NA, 5.35%, 12/08/26, (1-day SOFR + 1.000%)(a)(c)	35,426	35,703,988
Lloyds Banking Group PLC
5.40%, 11/26/28, (1-day SOFR Index + 1.060%)(a)	23,218	23,314,406
Security	Par (000)	Value
Banks (continued)
5.41%, 06/13/29, (1-day SOFR Index + 1.060%)(a)	$8,200	$8,222,969
5.90%, 08/07/27, (1-day SOFR Index + 1.560%)(a)(c)	21,105	21,305,304
5.93%, 01/05/28, (1-day SOFR Index + 1.580%)(a)(c)	16,690	16,883,338
Macquarie Bank Ltd.
5.11%, 06/12/28, (1-day SOFR + 0.740%)(a)(b)(c)	17,700	17,740,094
5.30%, 07/02/27, (1-day SOFR Index + 1.000%)(a)(b)(c)	19,750	19,882,233
5.56%, 12/07/26, (1-day SOFR + 1.200%)(a)(b)(c)	17,468	17,614,052
5.61%, 06/15/26, (1-day SOFR + 1.240%)(a)(b)(c)	15,494	15,596,650
Macquarie Group Ltd., 5.29%, 09/23/27, (1-day SOFR + 0.920%)(a)(b)	20,345	20,390,494
Morgan Stanley
5.36%, 04/13/28, (1-day SOFR + 1.020%)(a)	36,173	36,373,397
5.72%, 04/12/29, (1-day SOFR + 1.380%)(a)	16,700	16,927,147
Morgan Stanley Bank N.A., 5.24%, 01/12/29, (1-day SOFR + 0.900%)(a)	17,900	17,946,767
Morgan Stanley Bank NA
5.03%, 10/15/27, (1-day SOFR + 0.685%)(a)	29,850	29,923,907
5.21%, 05/26/28, (1-day SOFR + 0.865%)(a)	28,960	29,061,658
5.28%, 07/14/28, (1-day SOFR + 0.940%)(a)(c)	35,635	35,813,007
5.42%, 01/14/28, (1-day SOFR + 1.080%)(a)	24,360	24,520,452
5.51%, 10/30/26, (1-day SOFR + 1.165%)(a)	16,556	16,707,348
Morgan Stanley Private Bank N.A., Series ., 5.11%, 07/06/28, (1-day SOFR + 0.770%)(a)	10,800	10,814,079
National Australia Bank Ltd.
4.86%, 03/06/28, (1-day SOFR + 0.500%)(a)(b)	11,310	11,293,054
4.93%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	12,175	12,189,679
4.98%, 10/26/27, (1-day SOFR + 0.600%)(a)(b)(c)	27,700	27,756,705
4.99%, 06/11/27, (1-day SOFR + 0.620%)(a)(b)(c)	32,540	32,622,107
5.01%, 12/10/25, (1-day SOFR + 0.650%)(a)(b)(c)	17,867	17,889,943
5.02%, 06/13/28, (1-day SOFR + 0.650%)(a)(b)(c)	15,900	15,944,925
5.03%, 01/12/27, (1-day SOFR + 0.650%)(a)(b)	17,560	17,607,787
5.17%, 01/14/30, (1-day SOFR + 0.790%)(a)(b)(c)	21,050	21,184,323
National Bank of Canada, 5.38%, 07/02/27, (1-day SOFR Index + 1.030%)(a)	10,985	11,013,730
National Securities Clearing Corp., 4.91%, 05/20/27, (1-day SOFR + 0.570%)(a)(b)	150	150,372
NatWest Group PLC
5.44%, 05/23/29, (1-day SOFR + 1.100%)(a)	11,600	11,645,134
5.59%, 03/01/28, (1-day SOFR + 1.250%)(a)	15,005	15,109,688
5.64%, 11/15/28, (1-day SOFR + 1.300%)(a)(c)	12,550	12,650,819
NatWest Markets PLC
5.11%, 09/29/26, (1-day SOFR + 0.760%)(a)(b)(c)	14,160	14,193,019
5.24%, 05/17/27, (1-day SOFR + 0.900%)(a)(b)	11,957	12,026,122
5.30%, 03/21/28, (1-day SOFR + 0.950%)(a)(b)(c)	10,750	10,792,271
5.48%, 05/17/29, (1-day SOFR + 1.140%)(a)(b)(c)	17,395	17,502,063
5.54%, 03/21/30, (1-day SOFR + 1.190%)(a)(b)	10,600	10,665,050
NongHyup Bank, 5.11%, 07/22/27, (1-day SOFR + 0.800%)(a)(d)	5,500	5,526,424

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Nordea Bank Abp
5.05%, 03/17/28, (1-day SOFR + 0.700%)(a)(b)	$9,965	$9,985,596
5.09%, 03/19/27, (1-day SOFR + 0.740%)(a)(b)(c)	11,370	11,421,368
5.37%, 09/10/29, (1-day SOFR + 1.020%)(a)(b)(c)	18,675	18,827,191
PNC Bank N.A.
4.84%, 01/15/27, (1-day SOFR + 0.500%)(a)	10,605	10,610,849
5.07%, 07/21/28, (1-day SOFR + 0.730%)(a)	10,200	10,218,524
Royal Bank of Canada
4.87%, 01/20/26, (1-day SOFR Index + 0.525%)(a)(c)	15,800	15,815,802
4.92%, 04/27/26, (1-day SOFR Index + 0.570%)(a)(c)	16,908	16,936,563
4.93%, 11/02/26, (1-day SOFR Index + 0.590%)(a)(c)	15,900	15,930,929
5.05%, 01/21/27, (1-day SOFR Index + 0.710%)(a)(c)	13,648	13,695,962
5.06%, 10/18/27, (1-day SOFR Index + 0.720%)(a)(c)	22,050	22,101,124
5.13%, 07/23/27, (1-day SOFR Index + 0.790%)(a)	19,875	19,929,091
5.17%, 03/27/28, (1-day SOFR Index + 0.820%)(a)(c)	21,300	21,352,594
5.17%, 01/24/29, (1-day SOFR Index + 0.830%)(a)(c)	16,875	16,899,096
5.20%, 10/18/28, (1-day SOFR Index + 0.860%)(a)(c)	15,759	15,797,395
5.22%, 08/06/29, (1-day SOFR Index + 0.880%)(a)	5,000	5,005,552
5.29%, 01/19/27, (1-day SOFR Index + 0.950%)(a)(c)	20,657	20,799,112
5.42%, 01/12/26, (1-day SOFR Index + 1.080%)(a)(c)	5,176	5,194,292
5.42%, 07/20/26, (1-day SOFR Index + 1.080%)(a)(c)	15,925	16,032,936
Santander Holdings USA Inc., 5.96%, 03/20/29, (1-day SOFR + 1.610%)(a)(c)	12,225	12,356,895
Skandinaviska Enskilda Banken AB
5.10%, 06/02/28, (1-day SOFR + 0.750%)(a)(b)	10,000	10,045,534
5.24%, 03/05/27, (1-day SOFR + 0.890%)(a)(b)	16,697	16,797,951
Societe Generale SA
5.44%, 02/19/27, (1-day SOFR + 1.100%)(a)(b)(c)	8,000	8,017,201
5.75%, 04/13/29, (1-day SOFR + 1.410%)(a)(b)	14,425	14,476,273
5.76%, 05/22/29, (1-day SOFR + 1.420%)(a)(b)	16,000	16,055,559
6.00%, 01/19/28, (1-day SOFR + 1.660%)(a)(b)(c)	13,155	13,261,305
Standard Chartered Bank/New York, 5.00%, 10/08/26, (1-day SOFR + 0.650%)(a)	1,325	1,328,225
Standard Chartered PLC
5.51%, 05/14/28, (1-day SOFR + 1.170%)(a)(b)(c)	18,435	18,521,307
5.58%, 01/21/29, (1-day SOFR + 1.240%)(a)(b)	9,575	9,624,034
6.28%, 07/06/27, (1-day SOFR + 1.930%)(a)(b)	24,440	24,721,711
6.37%, 02/08/28, (1-day SOFR + 2.030%)(a)(b)(c)	16,425	16,709,958
State Street Bank & Trust Co., 4.80%, 11/25/26, (1-day SOFR + 0.460%)(a)	7,265	7,272,344
State Street Corp.
4.98%, 10/22/27, (1-day SOFR + 0.640%)(a)(c)	12,005	12,027,456
Security	Par (000)	Value
Banks (continued)
5.18%, 08/03/26, (1-day SOFR + 0.845%)(a)	$14,017	$14,077,908
5.29%, 04/24/28, (1-day SOFR + 0.950%)(a)	7,520	7,552,274
Sumitomo Mitsui Financial Group Inc.
5.25%, 01/14/27, (1-day SOFR + 0.880%)(a)(c)	23,845	23,974,868
5.42%, 04/15/30, (1-day SOFR + 1.050%)(a)	18,900	18,935,351
5.55%, 07/09/29, (1-day SOFR + 1.170%)(a)	23,985	24,214,496
5.67%, 07/13/26, (1-day SOFR + 1.300%)(a)(c)	17,260	17,394,222
5.80%, 01/13/26, (1-day SOFR + 1.430%)(a)(c)	14,200	14,266,078
Sumitomo Mitsui Trust Bank Ltd.
5.34%, 09/10/27, (1-day SOFR + 0.980%)(a)(b)	30,515	30,802,565
5.35%, 03/13/30, (1-day SOFR + 0.990%)(a)(b)(c)	29,400	29,684,471
5.48%, 03/09/26, (1-day SOFR + 1.120%)(a)(b)(c)	20,515	20,602,989
5.52%, 09/14/26, (1-day SOFR + 1.150%)(a)(b)	16,945	17,080,691
Svenska Handelsbanken AB
5.01%, 05/28/27, (1-day SOFR + 0.660%)(a)(b)(c)	18,827	18,891,423
5.08%, 05/23/28, (1-day SOFR + 0.740%)(a)(b)	10,100	10,153,148
5.60%, 06/15/26, (1-day SOFR + 1.250%)(a)(b)	21,900	22,077,479
Swedbank AB
5.37%, 11/20/29, (1-day SOFR + 1.030%)(a)(b)(c)	10,316	10,476,080
5.73%, 06/15/26, (1-day SOFR Index + 1.380%)(a)(b)(c)	20,475	20,649,837
Toronto-Dominion Bank (The)
4.82%, 10/10/25, (1-day SOFR + 0.480%)(a)(c)	2,575	2,576,233
4.94%, 09/10/26, (1-day SOFR + 0.590%)(a)(c)	11,587	11,606,866
4.97%, 12/17/26, (1-day SOFR + 0.620%)(a)(c)	13,914	13,955,225
5.08%, 04/05/27, (1-day SOFR + 0.730%)(a)	21,629	21,722,549
5.16%, 01/31/28, (1-day SOFR + 0.820%)(a)	15,865	15,897,167
5.26%, 06/02/28, (1-day SOFR + 0.910%)(a)(c)	10,000	10,024,734
5.38%, 12/17/29, (1-day SOFR + 1.030%)(a)(c)	16,240	16,254,862
5.42%, 07/17/26, (1-day SOFR + 1.080%)(a)	20,103	20,237,505
U.S. Bank NA/Cincinnati OH, 5.03%, 10/22/27, (1-day SOFR + 0.690%)(a)	21,770	21,796,002
United Overseas Bank Ltd.
4.96%, 04/02/28, (1-day SOFR Index + 0.580%)(a)(b)(c)	20,300	20,346,431
5.03%, 04/02/30, (1-day SOFR Index + 0.650%)(a)(b)	3,000	3,007,565
Wells Fargo & Co.
5.12%, 01/24/28, (1-day SOFR + 0.780%)(a)	24,115	24,151,223
5.41%, 04/22/28, (1-day SOFR + 1.070%)(a)	35,843	36,071,891
5.71%, 04/23/29, (1-day SOFR + 1.370%)(a)	12,000	12,155,878
Wells Fargo Bank NA
5.05%, 01/15/26, (1-day SOFR + 0.710%)(a)	25,245	25,274,298
5.40%, 08/07/26, (1-day SOFR + 1.060%)(a)	19,370	19,492,664
5.42%, 12/11/26, (1-day SOFR + 1.070%)(a)	20,795	20,965,291
Westpac Banking Corp.
4.80%, 04/16/26, (1-day SOFR + 0.420%)(a)(c)	12,425	12,430,665
4.84%, 10/20/26, (1-day SOFR + 0.460%)(a)	25,715	25,753,354
4.86%, 03/06/28, (1-day SOFR + 0.500%)(a)(b)(c)	14,205	14,209,394
4.88%, 06/03/26, (1-day SOFR + 0.520%)(a)(c)	13,596	13,613,941
4.93%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	6,200	6,206,911
5.07%, 11/17/25, (1-day SOFR + 0.720%)(a)	23,205	23,232,792
5.19%, 04/16/29, (1-day SOFR + 0.810%)(a)(c)	29,801	30,037,484
5.20%, 07/01/30, (1-day SOFR + 0.820%)(a)(c)	22,500	22,645,847
		4,092,844,306

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 0.6%
Keurig Dr Pepper Inc.
4.92%, 11/15/26, (1-day SOFR + 0.580%)(a)(c)	$1,475	$1,478,292
5.23%, 03/15/27, (1-day SOFR Index + 0.880%)(a)	16,058	16,153,612
PepsiCo Inc., 4.74%, 02/13/26, (1-day SOFR Index + 0.400%)(a)	13,511	13,513,454
Pepsico Singapore Financing I Pte Ltd., 4.91%, 02/16/27, (1-day SOFR Index + 0.560%)(a)	21,091	21,127,621
		52,272,979
Commercial Services — 0.1%
PayPal Holdings Inc., 5.02%, 03/06/28, (1-day SOFR + 0.670%)(a)(c)	12,930	12,976,341
Diversified Financial Services — 2.2%
American Express Co.
4.99%, 11/04/26, (1-day SOFR Index + 0.650%)(a)	18,794	18,836,607
5.09%, 04/23/27, (1-day SOFR + 0.750%)(a)(c)	11,355	11,382,574
5.10%, 02/13/26, (1-day SOFR + 0.760%)(a)	17,362	17,393,335
5.15%, 07/20/29, (1-day SOFR + 0.810%)(a)	15,200	15,216,193
5.28%, 07/26/28, (1-day SOFR + 0.930%)(a)(c)	18,167	18,272,289
5.32%, 07/28/27, (1-day SOFR Index + 0.970%)(a)(c)	17,691	17,720,702
5.34%, 02/16/28, (1-day SOFR Index + 1.000%)(a)(c)	17,396	17,493,329
5.60%, 04/25/29, (1-day SOFR + 1.260%)(a)(c)	11,250	11,395,799
5.69%, 10/30/26, (1-day SOFR Index + 1.350%)(a)	13,325	13,363,320
Charles Schwab Corp. (The)
4.86%, 05/13/26, (1-day SOFR Index + 0.520%)(a)	16,462	16,475,249
5.40%, 03/03/27, (1-day SOFR Index + 1.050%)(a)(c)	14,968	15,100,023
Mastercard Inc., 4.79%, 03/15/28, (1-day SOFR Index + 0.440%)(a)	11,648	11,656,546
Nomura Holdings Inc., 5.63%, 07/02/27, (1-day SOFR + 1.250%)(a)	18,397	18,540,297
		202,846,263
Electric — 1.2%
Consolidated Edison Co. of New York Inc., 4.86%, 11/18/27, (1-day SOFR Index + 0.520%)(a)(c)	13,384	13,399,593
Georgia Power Co., 4.63%, 09/15/26, (1-day SOFR Index + 0.280%)(a)(c)	13,900	13,868,174
National Rural Utilities Cooperative Finance Corp.
5.14%, 02/05/27, (1-day SOFR + 0.800%)(a)(c)	12,960	13,021,610
5.17%, 09/16/27, (1-day SOFR + 0.820%)(a)(c)	10,635	10,679,091
NextEra Energy Capital Holdings Inc.
5.11%, 01/29/26, (1-day SOFR Index + 0.760%)(a)	28,580	28,618,740
5.14%, 02/04/28, (1-day SOFR Index + 0.800%)(a)(c)	13,510	13,587,306
Pinnacle West Capital Corp., 5.17%, 06/10/26, (1-day SOFR + 0.820%)(a)(c)	17,771	17,809,130
		110,983,644
Health Care - Services — 0.5%
HCA Inc., 5.22%, 03/01/28, (1-day SOFR + 0.870%)(a)(c)	11,750	11,826,963
Roche Holdings Inc., 5.08%, 11/13/26, (1-day SOFR + 0.740%)(a)(b)(c)	13,125	13,208,930
Security	Par (000)	Value
Health Care - Services (continued)
UnitedHealth Group Inc., 4.84%, 07/15/26, (1-day SOFR + 0.500%)(a)	$16,683	$16,690,084
		41,725,977
Insurance — 5.2%
Athene Global Funding
5.08%, 07/16/26, (1-day SOFR Index + 0.750%)(a)(b)	2,100	2,103,290
5.18%, 01/07/27, (1-day SOFR Index + 0.830%)(a)(b)(c)	12,475	12,496,667
5.19%, 05/08/26, (1-day SOFR Index + 0.850%)(a)(b)(c)	10,866	10,891,045
5.30%, 03/06/28, (1-day SOFR Index + 0.950%)(a)(b)	19,100	19,159,536
5.37%, 08/27/26, (1-day SOFR Index + 1.030%)(a)(b)	11,575	11,622,893
5.56%, 03/25/27, (1-day SOFR Index + 1.210%)(a)(b)(c)	12,613	12,713,902
Corebridge Global Funding
5.10%, 01/07/28, (1-day SOFR + 0.750%)(a)(b)	10,425	10,419,644
5.65%, 09/25/26, (1-day SOFR + 1.300%)(a)(b)	23,103	23,285,430
Jackson National Life Global Funding
5.24%, 06/09/27, (1-day SOFR + 0.890%)(a)(b)	100	100,290
5.31%, 01/14/28, (1-day SOFR + 0.970%)(a)(b)	13,730	13,782,280
Marsh & McLennan Companies Inc., 5.04%, 11/08/27, (1-day SOFR Index + 0.700%)(a)(c)	12,831	12,879,876
MassMutual Global Funding II
5.08%, 04/09/27, (1-day SOFR + 0.740%)(a)(b)(c)	16,800	16,877,002
5.12%, 01/29/27, (1-day SOFR + 0.770%)(a)(b)	21,633	21,737,132
5.32%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)(c)	19,737	19,861,902
Metropolitan Life Global Funding I
4.91%, 04/09/26, (1-day SOFR Index + 0.570%)(a)(b)(c)	16,265	16,294,092
5.05%, 06/11/27, (1-day SOFR Index + 0.700%)(a)(b)	16,850	16,853,842
New York Life Global Funding
4.75%, 02/05/27, (1-day SOFR + 0.410%)(a)(b)(c)	17,525	17,538,810
4.83%, 06/09/26, (1-day SOFR + 0.480%)(a)(b)(c)	20,995	21,028,309
4.90%, 06/11/27, (1-day SOFR + 0.550%)(a)(b)	1,300	1,303,617
4.92%, 01/16/26, (1-day SOFR Index + 0.580%)(a)(b)(c)	23,075	23,111,629
4.93%, 08/28/26, (1-day SOFR + 0.580%)(a)(b)	13,820	13,858,605
5.00%, 07/25/28, (1-day SOFR + 0.660%)(a)(b)	10,100	10,110,723
5.02%, 04/02/27, (1-day SOFR +0.670%)(a)(b)(c)	19,840	19,920,376
5.22%, 04/25/28, (1-day SOFR + 0.880%)(a)(b)	11,900	12,013,959
5.28%, 04/02/26, (1-day SOFR Index + 0.930%)(a)(b)(c)	12,481	12,536,228
Pacific Life Global Funding II
4.82%, 02/04/27, (1-day SOFR + 0.480%)(a)(b)	700	700,187
4.93%, 12/20/27, (1-day SOFR + 0.580%)(a)(b)	15,100	15,092,479
4.95%, 03/27/26, (1-day SOFR +0.600%)(a)(b)(c)	12,446	12,466,558
4.95%, 01/27/28, (1-day SOFR + 0.600%)(a)(b)	6,000	6,003,390
4.97%, 06/04/26, (1-day SOFR + 0.620%)(a)(b)(c)	14,462	14,526,378
5.09%, 07/10/28, (1-day SOFR + 0.750%)(a)(b)(c)	7,200	7,231,346
5.19%, 02/05/27, (1-day SOFR + 0.850%)(a)(b)	21,070	21,200,887

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
5.40%, 07/28/26, (1-day SOFR Index + 1.050%)(a)(b)	$21,722	$21,869,686
Principal Life Global Funding II, 5.25%, 08/28/25, (1-day SOFR + 0.900%)(a)(b)	16,795	16,799,392
Protective Life Global Funding, 5.04%, 04/10/26, (1-day SOFR + 0.700%)(a)(b)(c)	10,485	10,507,503
		478,898,885
Machinery — 2.5%
Caterpillar Financial Services Corp.
4.73%, 01/07/27, (1-day SOFR + 0.380%)(a)	13,580	13,576,230
4.80%, 02/27/26, (1-day SOFR + 0.460%)(a)(c)	25,684	25,720,945
4.86%, 05/14/27, (1-day SOFR + 0.520%)(a)	19,594	19,631,973
4.87%, 03/03/28, (1-day SOFR + 0.520%)(a)	13,530	13,528,875
4.90%, 11/15/27, (1-day SOFR + 0.560%)(a)(c)	14,430	14,446,946
5.03%, 10/16/26, (1-day SOFR + 0.690%)(a)	13,229	13,286,758
John Deere Capital Corp.
4.75%, 01/05/27, (1-day SOFR + 0.400%)(a)(c)	11,200	11,209,049
4.79%, 03/06/26, (1-day SOFR + 0.440%)(a)(c)	13,864	13,873,556
4.82%, 10/22/25, (1-day SOFR + 0.480%)(a)(c)	19,385	19,390,081
4.85%, 03/06/28, (1-day SOFR + 0.500%)(a)(c)	12,505	12,510,593
4.92%, 03/03/26, (1-day SOFR + 0.570%)(a)(c)	13,093	13,108,353
4.94%, 04/19/27, (1-day SOFR + 0.600%)(a)(c)	18,804	18,865,084
4.95%, 06/11/27, (1-day SOFR + 0.600%)(a)	16,057	16,106,033
5.02%, 07/15/27, (1-day SOFR + 0.680%)(a)(c)	12,250	12,300,559
5.14%, 06/08/26, (1-day SOFR + 0.790%)(a)	14,348	14,403,749
		231,958,784
Manufacturing — 0.2%
Siemens Funding BV, 4.98%, 05/26/28, (1-day SOFR + 0.640%)(a)(b)(c)	17,250	17,276,297
Mining — 0.4%
Glencore Funding LLC
5.10%, 10/01/26, (1-day SOFR Index + 0.750%)(a)(b)	5,900	5,903,429
5.41%, 04/04/27, (1-day SOFR Index + 1.060%)(a)(b)(c)	12,695	12,760,922
Rio Tinto Finance USA PLC, 5.19%, 03/14/28, (1-day SOFR Index + 0.840%)(a)(c)	15,005	15,114,511
		33,778,862
Multi-National — 3.6%
European Investment Bank, 5.34%, 05/21/28, (1-day SOFR Index + 1.000%)(a)(b)	37,390	38,111,261
Inter-American Development Bank
4.62%, 03/20/28, (1-day SOFR Index + 0.270%)(a)(c)	69,240	69,214,224
4.70%, 10/05/28, (1-day SOFR Index + 0.350%)(a)(c)	52,696	52,754,091
International Bank for Reconstruction & Development
4.64%, 01/24/29, (1-day SOFR Index + 0.300%)(a)(c)	77,447	77,411,117
4.71%, 01/12/27, (1-day SOFR Index + 0.370%)(a)(c)	94,343	94,573,071
		332,063,764
Security	Par (000)	Value
Oil & Gas — 0.3%
Chevron USA Inc.
4.70%, 02/26/27, (1-day SOFR Index + 0.360%)(a)(c)	$13,170	$13,191,984
4.81%, 02/26/28, (1-day SOFR Index + 0.470%)(a)(c)	12,066	12,114,989
		25,306,973
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 4.83%, 02/20/26, (1-day SOFR + 0.490%)(a)	24,003	24,035,947
GlaxoSmithKline Capital PLC, 4.85%, 03/12/27, (1-day SOFR + 0.500%)(a)(c)	9,760	9,775,786
		33,811,733
Real Estate Investment Trusts — 0.3%
Public Storage Operating Co., 5.04%, 04/16/27, (1-day SOFR Index + 0.700%)(a)	30,223	30,311,696
Retail — 0.3%
Walmart Inc., 4.78%, 04/28/27, (1-day SOFR Index + 0.430%)(a)	26,600	26,681,801
Savings & Loans — 0.3%
Nationwide Building Society
5.41%, 07/14/29, (1-day SOFR + 1.070%)(a)(b)(c)	10,600	10,612,902
5.63%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)(c)	13,578	13,687,905
		24,300,807
Software — 0.2%
Oracle Corp., 5.10%, 08/03/28, (1-day SOFR + 0.760%)(a)(c)	13,780	13,828,732
Telecommunications — 0.3%
NTT Finance Corp.
5.46%, 07/16/28, (1-day SOFR + 1.080%)(a)(b)	10,200	10,285,806
5.69%, 07/16/30, (1-day SOFR + 1.310%)(a)(b)	15,200	15,452,316
		25,738,122
Total Corporate Bonds & Notes — 73.1% (Cost: $6,657,328,834)		6,680,066,175
Foreign Government Obligations(e)
Canada — 0.5%
CPPIB Capital Inc., 5.60%, 03/11/26, (1-day SOFR + 1.250%)(a)(b)(c)	24,450	24,604,580
Export Development Canada, 4.68%, 08/01/28, (1-day SOFR Index + 0.330%)(a)	19,710	19,735,629
PSP Capital Inc., 4.70%, 12/01/27, (1-day SOFR + 0.350%)(a)(b)	2,000	1,999,745
		46,339,954
Finland — 0.1%
Kuntarahoitus OYJ, 5.34%, 02/02/29, (5-year CMT + 4.280%)(a)(b)	11,000	11,210,092
Netherlands — 0.0%
BNG Bank NV
5.34%, 08/05/26, (1-day SOFR Index + 1.000%)(a)(b)	2,000	2,014,820
5.35%, 03/17/28, (1-day SOFR Index + 1.000%)(a)(b)	4,000	4,063,342
		6,078,162

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Norway — 2.0%
Kommunalbanken AS
4.75%, 03/03/28, (1-day SOFR Index + 0.400%)(a)(b)	$67,925	$68,008,762
4.76%, 04/09/29, (1-day SOFR Index + 0.410%)(a)(b)	53,100	53,103,758
5.35%, 06/17/26, (1-day SOFR Index + 1.000%)(a)(b)(c)	60,520	60,911,799
		182,024,319
South Korea — 1.6%
Export-Import Bank of Korea
4.84%, 01/14/28, (1-day SOFR + 0.470%)(a)(c)	17,945	17,933,237
5.18%, 09/11/29, (1-day SOFR + 0.820%)(a)	21,095	21,311,721
Industrial Bank of Korea, 5.00%, 09/30/27, (1-day SOFR + 0.620%)(a)(d)	10,825	10,857,894
Korea Development Bank (The)
5.08%, 10/23/26, (1-day SOFR + 0.700%)(a)(c)	11,300	11,336,021
5.10%, 02/03/30, (1-day SOFR + 0.760%)(a)	33,975	34,224,133
Korea Housing Finance Corp., 5.21%, 01/21/30(d)	10,300	10,380,692
Korea National Oil Corp.
5.21%, 04/03/27, (1-day SOFR + 0.830%)(a)(d)	5,400	5,419,982
5.25%, 09/30/27(d)	15,000	15,077,815
5.42%, 11/14/26, (1-day SOFR + 1.080%)(a)(d)	9,670	9,732,570
KOREA NATIONAL OIL Corp. SR UNSECURED REGS 03/28 VAR, 5.12%, 03/31/28	7,500	7,519,386
		143,793,451
Supranational — 20.6%
Asian Development Bank
4.65%, 06/20/28, (1-day SOFR Index + 0.300%)(a)	50,366	50,371,582
5.34%, 08/27/26, (1-day SOFR Index + 1.000%)(a)	53,655	54,116,744
5.35%, 06/16/26, (1-day SOFR Index + 1.000%)(a)	66,605	67,082,373
5.35%, 04/06/27, (1-day SOFR Index + 1.000%)(a)	54,737	55,428,432
Asian Infrastructure Investment Bank (The)
4.56%, 04/15/26, (1-day SOFR + 0.220%)(a)(b)	5,675	5,676,399
4.96%, 08/16/27, (1-day SOFR Index + 0.620%)(a)(b)(c)	15,350	15,452,515
European Bank for Reconstruction & Development
4.53%, 04/14/26, (1-day SOFR Index + 0.190%)(a)	93,265	93,277,713
4.64%, 02/16/29, (1-day SOFR Index + 0.300%)(a)	84,539	84,428,082
4.67%, 02/20/28, (1-day SOFR Index + 0.330%)(a)	99,020	99,128,448
4.76%, 07/22/30, (1-day SOFR Index + 0.420%)(a)	26,500	26,524,489
European Investment Bank
4.66%, 08/14/29, (1-day SOFR Index + 0.320%)(a)	59,760	59,724,146
5.34%, 01/21/26, (1-day SOFR Index + 1.000%)(a)(b)	52,670	52,878,042
Inter-American Development Bank
4.52%, 09/16/26, (1-day SOFR Index + 0.170%)(a)	70,992	70,913,464
4.54%, 02/10/26, (1-day SOFR Index + 0.200%)(a)(c)	58,119	58,131,800
4.62%, 04/12/27, (1-day SOFR Index + 0.280%)(a)(c)	64,878	64,941,129
Security	Par (000)	Value
Supranational (continued)
4.64%, 02/15/29, (1-day SOFR Index + 0.300%)(a)	$67,698	$67,612,628
4.70%, 10/04/27, (1-day SOFR Index + 0.350%)(a)(c)	69,552	69,703,003
4.72%, 08/01/29, (1-day SOFR Index + 0.370%)(a)(c)	64,441	64,473,185
Series GLOB, 4.74%, 03/13/30, (1-day SOFR + 0.920%)(a)(c)	29,225	29,209,496
International Bank for Reconstruction & Development
4.53%, 06/15/26, (1-day SOFR Index + 0.180%)(a)	36,910	36,911,384
4.62%, 02/23/27, (1-day SOFR Index + 0.280%)(a)	15,430	15,445,829
4.62%, 06/15/27, (1-day SOFR Index + 0.270%)(a)	73,345	73,412,464
4.62%, 11/18/27, (1-day SOFR Index + 0.280%)(a)	31,100	31,122,335
4.63%, 11/22/28, (1-day SOFR Index + 0.290%)(a)(c)	76,295	76,211,880
4.64%, 05/15/28, (1-day SOFR Index + 0.300%)(a)(c)	69,175	69,214,013
4.66%, 09/18/25, (1-day SOFR Index + 0.310%)(a)	65,665	65,681,757
4.66%, 09/23/26, (1-day SOFR Index + 0.310%)(a)	80,949	81,062,917
4.77%, 08/19/27, (1-day SOFR Index + 0.430%)(a)	107,944	108,342,356
International Finance Corp.
4.61%, 07/30/27, (1-day SOFR Index + 0.270%)(a)	600	600,279
4.63%, 03/16/26, (1-day SOFR Index + 0.280%)(a)	42,367	42,399,395
4.64%, 08/28/28, (1-day SOFR Index + 0.310%)(a)(c)	86,172	86,226,215
4.70%, 08/28/29, (1-day SOFR Index + 0.360%)(a)	42,475	42,497,541
Nordic Investment Bank
4.64%, 10/04/27, (1-day SOFR Index + 0.290%)(a)(b)	4,831	4,833,922
5.34%, 05/12/26, (1-day SOFR Index + 1.000%)(a)	58,848	59,218,396
		1,882,254,353
Sweden — 0.8%
Svensk Exportkredit AB
5.34%, 08/03/26, (1-day SOFR Index + 1.000%)(a)(c)	50,010	50,374,158
5.34%, 05/05/27, (1-day SOFR + 1.000%)(a)	20,000	20,226,202
		70,600,360
Total Foreign Government Obligations — 25.6% (Cost: $2,341,252,859)		2,342,300,691
Total Long-Term Investments — 98.7% (Cost: $8,998,581,693)		9,022,366,866

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 3.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.44%(f)(g)(h)	231,247,990	$231,340,489
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	72,170,000	72,170,000
Total Short-Term Securities — 3.3% (Cost: $303,404,970)		303,510,489
Total Investments — 102.0% (Cost: $9,301,986,663)		9,325,877,355
Liabilities in Excess of Other Assets — (2.0)%		(179,439,001)
Net Assets — 100.0%		$9,146,438,354

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$407,798,177	$—	$(176,342,532)(a)	$14,518	$(129,674)	$231,340,489	231,247,990	$973,101 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,930,000	16,240,000 (a)	—	—	—	72,170,000	72,170,000	1,288,336	—
				$14,518	$(129,674)	$303,510,489		$2,261,437	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

Schedule of Investments (unaudited)(continued)
July 31, 2025
iShares® Floating Rate Bond ETF

Fair Value Hierarchy as of Period End (continued)
inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,680,066,175	$—	$6,680,066,175
Foreign Government Obligations	—	2,342,300,691	—	2,342,300,691
Short-Term Securities
Money Market Funds	303,510,489	—	—	303,510,489
	$303,510,489	$9,022,366,866	$—	$9,325,877,355

Portfolio Abbreviation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate